Subsequent Events (Details) $ / shares in Units, $ in Thousands					12 Months Ended
		Mar. 18, 2026 USD ($) t shares	Mar. 09, 2026 USD ($)	Jan. 09, 2026 USD ($) $ / shares shares	Dec. 31, 2025 shares	Mar. 20, 2026 USD ($) shares
Common Shares [Member]
Subsequent Events [Abstract]
Shares issued (in shares)	[1]				372,441
Subsequent Event [Member] | Sale and Leaseback Financing Agreement [Member]
Subsequent Events [Abstract]
Percentage of commitments to be financed			85.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			rubi:TermSecuredOvernightFinancingRateMember
Basis spread on variable rate			1.80%
Frequency of periodic payment			quarterly
Installment payment | $			$ 506
Term			10 years
Balloon payment | $			$ 18,200
Subsequent Event [Member] | Newbuilding MR [Member]
Subsequent Events [Abstract]
Vessel capacity | t		47,499
Subsequent Event [Member] | Newbuilding MR SPV [Member] | Related Party [Member] | Central Mare [Member]
Subsequent Events [Abstract]
Purchase price | $		$ 4,236
Subsequent Event [Member] | Newbuilding MR SPA [Member]
Subsequent Events [Abstract]
Term of time charter		7 years
Term of time charter extension		4 years
Subsequent Event [Member] | Contractual Commitments to Shipyard for Newbuilding MR Tanker [Member]
Subsequent Events [Abstract]
Purchase price | $		$ 6,780				$ 6,780
Contractual commitments payable | $		$ 45,200
Subsequent Event [Member] | Series G Preferred Shares [Member]
Subsequent Events [Abstract]
Shares issued (in shares)		4,236
Subsequent Event [Member] | Class B Warrants [Member]
Subsequent Events [Abstract]
Number of shares called by warrants (in shares)						1,282,050
Subsequent Event [Member] | January 2026 Offering [Member]
Subsequent Events [Abstract]
Shares issued (in shares)				854,700
Offering price per share (in dollars per share) | $ / shares				$ 4.68
Aggregate gross proceeds | $				$ 3,400
Subsequent Event [Member] | January 2026 Offering [Member] | Common Share or Pre Funded Warrant [Member]
Subsequent Events [Abstract]
Number of securities included in units (in shares)				1
Subsequent Event [Member] | January 2026 Offering [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Abstract]
Number of Common Shares used to determine purchase price of warrant				1
Adjustment to price of Common Shares to determine purchase price of warrant (in dollars per share) | $ / shares				$ 0.08
Warrant exercise price (in dollars per share) | $ / shares				$ 0.08
Subsequent Event [Member] | January 2026 Offering [Member] | Pre-Funded Warrants [Member] | Common Shares [Member]
Subsequent Events [Abstract]
Number of shares issued upon exercise of warrant (in shares)				1
Subsequent Event [Member] | January 2026 Offering [Member] | Class B Warrants [Member]
Subsequent Events [Abstract]
Number of securities included in units (in shares)				1.5
Warrant exercise price (in dollars per share) | $ / shares				$ 4.68
Term of warrant				5 years
Subsequent Event [Member] | January 2026 Offering [Member] | Class B Warrants [Member] | Common Shares [Member]
Subsequent Events [Abstract]
Number of shares issued upon exercise of warrant (in shares)				1

[1]	Adjusted to reflect the reverse stock splits effected in December 2025 and February 2026 (see Note 9)